Investments in Joint Ventures and Associates - Schedule of Investments in Joint Ventures and Associates (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Investments in subsidiaries, joint ventures and associates [abstract]
Beginning balance	€ 1,503	€ 1,430
Additions	1	1
Disposals	0	0
Share in net income	303	238
Share in changes in equity (note 25.6)	3	(27)
Dividend	(185)	(141)
Net exchange difference	(59)	1
Investment In Joint Venture Other	0	0
Ending balance	1,566	1,503
At January 1	3,122	2,906
Additions	81	0
Disposals	(603)	(34)
Share in net income	200	345
Share in changes in equity (note 25.6)	56	85
Dividend	(215)	(199)
Net exchange difference	(3)	0
Investment In Associates Other	0	19
At December 31	€ 2,638	€ 3,122